SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Allocation of net income (loss)		$ (5,000)	$ 2,602,517	$ (1,846,965)	$ 755,552
Denominator -weighted average shares
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Earnings/Loss, basic and diluted		$ 0.00
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)		$ (5,000)	2,602,517	$ (1,846,965)	755,552
Redeemable Common Class A
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Allocation of net income (loss)			$ 2,082,014		$ 587,479
Denominator -weighted average shares
Weighted average shares outstanding, basic and diluted			34,500,000		29,571,429
Earnings/Loss, basic and diluted			$ 0.06		$ 0.02
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)			$ 2,082,014		$ 587,479
Non Redeemable Common Class B
Numerator—earnings allocable to redeemable Class A Ordinary Shares interest income
Allocation of net income (loss)			$ 520,503		$ 168,073
Denominator -weighted average shares
Weighted average shares outstanding, basic and diluted			8,625,000		8,460,165
Earnings/Loss, basic and diluted			$ 0.06		$ 0.02
Class B Ordinary Shares Numerator—net income (loss) minus redeemable net earnings
Net income (loss)			$ 520,503		$ 168,073

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).